INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of cash flows from financing activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		$ 9,671	$ 9,365
Cash flows
Proceeds from borrowings, net of fees paid	[1]	4,621	2,610	$ 807
Repayment of debt		(4,376)	(2,978)	(4,122)
Interest paid		(644)	(714)
Non-cash movements
Interest and fee accruals		702	777
Lease additions, disposals, impairment and modifications		432	262
Foreign currency translation		(684)	351
Other non-cash movements		(51)	(2)
Liabilities arising from financing activities at end of period		9,671	9,671	9,365
Bank loans and bonds
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		7,588	7,366
Cash flows
Proceeds from borrowings, net of fees paid		4,621	2,610
Repayment of debt		(4,054)	(2,612)
Interest paid		(494)	(566)
Non-cash movements
Interest and fee accruals		546	599
Lease additions, disposals, impairment and modifications		0	0
Foreign currency translation		(398)	193
Other non-cash movements		(51)	(2)
Liabilities arising from financing activities at end of period		7,758	7,588	7,366
Lease liabilities
Reconciliation of cash flows from financing activities
Liabilities arising from financing activities at beginning of period		2,083	1,999
Cash flows
Proceeds from borrowings, net of fees paid		0	0
Repayment of debt		(322)	(366)
Interest paid		(150)	(148)
Non-cash movements
Interest and fee accruals		156	178
Lease additions, disposals, impairment and modifications		432	262
Foreign currency translation		(286)	158
Other non-cash movements		0	0
Liabilities arising from financing activities at end of period		$ 1,913	$ 2,083	$ 1,999

[1]	Fees paid for borrowings were US$29 (2019: US$23, 2018: US$64)